Revenue (Details) - Schedule of Revenue from Contracts with Customers - USD ($)		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Revenue (Details) - Schedule of Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers Total		$ 18,903,711	$ 21,038,725
Timing of revenue recognition Total		18,903,711	21,038,725
Revenue from subscriptions [Member]
Revenue (Details) - Schedule of Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers Total		11,392,072	12,395,929
Revenue from advertisement [Member]
Revenue (Details) - Schedule of Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers Total	[1]	5,270,804	7,367,405
Revenue from live events [Member]
Revenue (Details) - Schedule of Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers Total		2,240,835	1,275,391
Goods and services transferred at a point in time [Member]
Revenue (Details) - Schedule of Revenue from Contracts with Customers [Line Items]
Timing of revenue recognition Total		7,511,639	8,642,796
Goods and services transferred over time [Member]
Revenue (Details) - Schedule of Revenue from Contracts with Customers [Line Items]
Timing of revenue recognition Total		$ 11,392,072	$ 12,395,929

[1]	Revenue from advertisement include barter transactions amounting to USD 111,996 (2022: USD 3,678,569)